Note 26 - Common Stock (Tables)	12 Months Ended
Dec. 31, 2018
Common Stock
Disclosure Capital Increase Explanatory
Capital Increase
	Number of Shares	Common Stock(Millions of Euros)
As of December 31, 2015	6,366,680,118	3,120
Dividend option - April 2016	113,677,807	56
Dividend option - October 2016	86,257,317	42
As of December 31, 2016	6,566,615,242	3,218
Dividend option . April 2017	101,271,338	50
As of December 31, 2017	6,667,886,580	3,267
As of December 31, 2018	6,667,886,580	3,267